Other Long-Term Liabilities - Summary of Detailed about Other Long term Liabilities (Detail) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	$ 17.0	$ 3.7
MENDM Loan [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	3.5	2.6
Financing Arrangement [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	10.4	0.0
Long-term disability plan obligation [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	0.9	0.7
Long-term portion of lease liability [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Other non-current non-financial liabilities	$ 2.2	$ 0.4